Commitments and Contingencies (Details) - CNY (¥)	Nov. 06, 2024	Apr. 30, 2024	Oct. 19, 2023	Sep. 28, 2023	Sep. 27, 2023	Apr. 30, 2023
Commitments and Contingencies [Line Items]
Service fees	¥ 400,000			¥ 350,000	¥ 750,000
Service fees installments payment				50,000	50,000
Remaining service fees		¥ 700,000
Service fees initial paid				50,000	¥ 50,000
Service fees remaining payment	¥ 409,451		¥ 700,000			¥ 300,000
Deng Yongjin [Member]
Commitments and Contingencies [Line Items]
Service fees remaining payment			¥ 300,000	¥ 252,187